Description of Business and Segmented Disclosures - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	$ 20,117	$ 21,919
Upgrading
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,777	1,750
Canadian Refined Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	3,122	3,412
U.S. Refining and Marketing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	9,940	11,770
Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	14,839	16,932
Corporate and Eliminations(3)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	(2,022)	(1,554)
Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	7,300	6,541
Exploration and Production(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	4,958	4,330
Infrastructure and Marketing(2)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	2,342	2,211
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	9,120	9,000
Canada | Upgrading
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,777	1,750
Canada | Canadian Refined Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	3,122	3,412
Canada | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	4,899	5,162
Canada | Corporate and Eliminations(3)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	(2,022)	(1,554)
Canada | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	6,243	5,392
Canada | Exploration and Production(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	3,901	3,181
Canada | Infrastructure and Marketing(2)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	2,342	2,211
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	9,940	11,770
United States | U.S. Refining and Marketing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	9,940	11,770
United States | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	9,940	11,770
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,057	1,149
China | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,057	1,149
China | Exploration and Production(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,057	1,149
Light and Medium Crude Oil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	670	948
Light and Medium Crude Oil [Member] | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	670	948
Light and Medium Crude Oil [Member] | Exploration and Production(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	670	948
Heavy Crude Oil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	603	527
Heavy Crude Oil [Member] | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	603	527
Heavy Crude Oil [Member] | Exploration and Production(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	603	527
Bitumen [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	2,302	1,367
Bitumen [Member] | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	2,302	1,367
Bitumen [Member] | Exploration and Production(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	2,302	1,367
Crude Oil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	3,575	2,842
Crude Oil [Member] | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	3,575	2,842
Crude Oil [Member] | Exploration and Production(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	3,575	2,842
Natural Gas Liquids [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	291	381
Natural Gas Liquids [Member] | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	291	381
Natural Gas Liquids [Member] | Exploration and Production(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	291	381
Natural Gas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,092	1,107
Natural Gas [Member] | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,092	1,107
Natural Gas [Member] | Exploration and Production(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,092	1,107
Synthetic Oil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,505	1,445
Synthetic Oil [Member] | Upgrading
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,505	1,445
Synthetic Oil [Member] | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,505	1,445
Gasoline [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	6,318	7,227
Gasoline [Member] | Canadian Refined Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	904	1,070
Gasoline [Member] | U.S. Refining and Marketing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	5,414	6,157
Gasoline [Member] | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	6,318	7,227
Diesel and distillates [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	5,056	5,878
Diesel and distillates [Member] | Upgrading
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	260	278
Diesel and distillates [Member] | Canadian Refined Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,152	1,303
Diesel and distillates [Member] | U.S. Refining and Marketing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	3,644	4,297
Diesel and distillates [Member] | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	5,056	5,878
Asphalt [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	588	619
Asphalt [Member] | Canadian Refined Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	452	454
Asphalt [Member] | U.S. Refining and Marketing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	136	165
Asphalt [Member] | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	588	619
Other Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,372	1,763
Other Refined Products [Member] | Upgrading
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	12	27
Other Refined Products [Member] | Canadian Refined Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	614	585
Other Refined Products [Member] | U.S. Refining and Marketing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	746	1,151
Other Refined Products [Member] | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,372	1,763
Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	14,839	16,932
Refined Products [Member] | Upgrading
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,777	1,750
Refined Products [Member] | Canadian Refined Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	3,122	3,412
Refined Products [Member] | U.S. Refining and Marketing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	9,940	11,770
Refined Products [Member] | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	$ 14,839	$ 16,932